UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: February 28, 2013

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Dynamic All Market Fund

Consolidated Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 25.0%
Funds and Investment Trusts - 25.0%
SPDR S&P 500 ETF Trust	15,640	$2,056,504
Vanguard Mid-Cap ETF	1,730	130,286
Vanguard MSCI Emerging Markets ETF	11,400	433,428
Vanguard Small-Cap ETF	1,790	130,097

Total Investment Companies (cost $2,667,032)		2,750,315

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 20.1%
United States - 20.1%
U.S. Treasury Inflation Index
1.375%, 7/15/18 (TIPS)	$426	490,531
1.625%, 1/15/18 (TIPS)	109	126,170
1.875%, 7/15/15 (TIPS)	507	555,763
2.50%, 7/15/16 (TIPS)	557	642,938
2.625%, 7/15/17 (TIPS)	338	404,086

Total Inflation-Linked Securities (cost $2,193,271)		2,219,488

	Contracts
OPTIONS PURCHASED - PUTS - 0.6%
Options on Equity Indices - 0.6%
DAX Index Expiration: Sep 2012,
Exercise Price: EUR 6,100.00 (a)(b)	12	25,106
S&P 500 Index Expiration: Aug 2012,
Exercise Price: $ 1,300.00 (b)(c)	4	20,180
S&P 500 Index Expiration: Aug 2012,
Exercise Price: $ 1,300.00 (b)(c)	4	15,260
S&P 500 Index Expiration: Sep 2012,
Exercise Price: $ 1,250.00 (b)(c)	2	9,240

Total Options Purchased - Puts (cost $54,223)		69,786

	Shares
SHORT-TERM INVESTMENTS - 49.8%
Investment Companies - 49.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13%(d) (cost $5,490,107)	5,490,107	5,490,107

U.S. $ Value
Total Investments - 95.5% (cost $10,404,633) (e)	$10,529,696
Other assets less liabilities - 4.5%	496,949

Net Assets - 100.0%	$11,026,645

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	2	June 2012	$227,025	$247,600	$20,575
CAC 40 10 Euro Futures	1	June 2012	37,652	37,568	(84)
Canadian 10 Yr Bond Futures	7	September 2012	927,415	936,903	9,488
DAX Index Future	1	June 2012	201,472	193,107	(8,365)
Euro-Bobl Futures	1	June 2012	153,252	156,974	3,722
Euro-Bund Futures	2	June 2012	346,851	361,132	14,281
Euro-Schatz Futures	2	June 2012	272,821	273,996	1,175
FTSE 100 Index Futures	4	June 2012	354,414	328,751	(25,663)
FTSE/MIB Index Futures	2	June 2012	169,215	160,061	(9,154)
Long Gilt Futures	2	September 2012	364,709	371,737	7,028
S&P/TSE 60 Index Futures	1	June 2012	137,081	126,950	(10,131)
SPI 200 Futures	1	June 2012	99,675	98,854	(821)
STOXX 600 Banks Index Futures	10	June 2012	1,818,236	1,832,057	13,821
TOPIX Index Futures	5	June 2012	523,903	455,894	(68,009)
U.S. Long Bond Futures	3	September 2012	440,765	449,156	8,391
U.S. T-Note 10 Yr Futures	13	September 2012	1,723,688	1,741,188	17,500

					$(26,246)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Japanese Yen settling 6/15/12	14,495	$178,681	$184,998	$6,317
Brown Brothers Harriman & Co.:
Australian Dollar settling 6/15/12	82	82,583	79,786	(2,797)
Euro settling 6/15/12	169	221,578	208,977	(12,601)
Great British Pound settling 6/15/12	50	78,917	77,055	(1,862)
Japanese Yen settling 6/15/12	12,271	152,416	156,614	4,198
Japanese Yen settling 9/14/12	20,334	257,638	259,827	2,189

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 6/15/12	1,678	$294,202	$274,296	$(19,906)
Swedish Krona settling 6/15/12	2,181	322,191	300,101	(22,090)
Swiss Franc settling 6/15/12	159	175,701	163,714	(11,987)
Citibank:
Great British Pound settling 6/15/12	123	197,723	189,555	(8,168)
Sale Contracts
Brown Brothers Harriman & Co.:
Australian Dollar settling 6/15/12	113	118,014	109,948	8,066
Canadian Dollar settling 6/15/12	51	51,013	49,365	1,648
Euro settling 6/15/12	97	127,053	119,945	7,108
Great British Pound settling 6/15/12	188	296,141	289,727	6,414
Japanese Yen settling 6/15/12	26,766	333,171	341,612	(8,441)
Norwegian Krone settling 6/15/12	1,034	179,445	169,024	10,421
Swedish Krona settling 6/15/12	1,443	212,846	198,553	14,293
Swiss Franc settling 6/15/12	59	64,351	60,750	3,601

				$(23,597)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
Put - DAX Index (a)	12	EUR	5,100	September 2012	$(7,886)
Put - S&P 500 Index (c)	4		$1,100	July 2012	(2,200)
Put - S&P 500 Index (c)	4		1,100	August 2012	(4,560)
Put - S&P 500 Index (c)	2		1,050	September 2012	(2,700)

(premium received $13,989)					$(17,346)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
CDX NAHY-17 5 Year Index, 12/20/16*	5.00%	6.67%	$116	$(5,731)	$3,222	$(2,509)
JPMorgan Chase Bank, NA:
CDX EM-16 5 Year Index, 12/20/16*	5.00	3.25	160	12,854	(12,620)	234
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	6.67	19	(955)	1,128	173

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00%	6.67%		$97	$(4,776)	$3,914	$(862)
CDX NAIG-17 5 Year Index, 12/20/16*	1.00	1.16		90	(428)	729	301
CDX NAIG-17 5 Year Index, 12/20/16*	1.00	1.16		120	(572)	759	187
CDX NAIG-17 5 Year Index, 12/20/16*	1.00	1.16		110	(525)	415	(110)
iTraxx Europe-16 5 Year Index, 12/20/16*	1.00	1.79	EUR	120	(4,640)	4,322	(318)

					$(4,773)	$1,869	$(2,904)

*	Termination date

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	373	0.20%	$106	6/15/12	JPMorgan Chase Bank, NA	$(3,527)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	4,846	0.20%	1,382	6/15/12	JPMorgan Chase Bank, NA	(45,829)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index Series	37	0.49%	113	1/15/13	JPMorgan Chase Bank, NA	(3,370)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index Series	10	0.56%	31	3/15/13	JPMorgan Chase Bank, NA	(912)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index Series	11	0.56%	34	3/15/13	JPMorgan Chase Bank, NA	(1,003)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index Series	16	0.56%	49	3/15/13	JPMorgan Chase Bank, NA	(1,459)

							$(56,100)

(a)	One contract relates to 5 shares.
(b)	Non-income producing security.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $163,526 and gross unrealized depreciation of investments was $(38,463), resulting in net unrealized appreciation of $125,063.

Currency Abbreviations:

EUR	-	Euro

Glossary:

CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
NAREIT	-	National Association of Real Estate Investments Trusts
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Dynamic All Market Fund

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities	Level 1		Level 2			Level 3			Total
Investment Companies	$2,750,315		$	– 0	–	$	– 0	–	$2,750,315
Inflation-Linked Securities	– 0	–		2,219,488			– 0	–	2,219,488
Options Purchased - Puts	– 0	–		69,786			– 0	–	69,786
Short-Term Investments	5,490,107			– 0	–		– 0	–	5,490,107

Total Investments in Securities	8,240,422			2,289,274			– 0	–	10,529,696
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–		895			– 0	–	895
Futures Contracts	95,981			– 0	–		– 0	–	95,981
Forward Currency Exchange Contracts	– 0	–		64,255			– 0	–	64,255
Liabilities
Credit Default Swaps	– 0	–		(3,799)			– 0	–	(3,799)
Futures Contracts	(122,227)			– 0	–		– 0	–	(122,227)
Forward Currency Exchange Contracts	– 0	–		(87,852)			– 0	–	(87,852)
Total Return Swaps	– 0	–		(56,100)			– 0	–	(56,100)
Written Options	– 0	–		(17,346)			– 0	–	(17,346)

Total	$8,214,176			$2,189,327		$	– 0	–	$10,403,503

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	July 23, 2012